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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09150

INDUSTRY LEADERS® FUND
(Exact name of registrant as specified in charter)

104 Summit Ave PO Box 80, Summit, New Jersey		07902-0080
(Address of principal executive offices)		(Zip code)

Gerald P. Sullivan 104 Summit Ave PO Box 80, Summit New Jersey 07902-0080
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(908) 273-5440

Date of fiscal year end:	June 30, 2009

Date of reporting period:	July 1, 2008 to June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS.

ANNUAL REPORT

TO SHAREHOLDERS

JUNE 30, 2009

104 Summit Avenue Summit, NJ 07902-0080 908-273-5440 ext. 500 www.claremont.net	104 Summit Avenue Summit, NJ 07902-0080 866-280-1952 (Fund Transfer Agent) 877-459-2772 ext. 510 (Adviser) www.ilfund.com

The Industry Leaders® Fund	June 30, 2009
Annual Report

Dear Shareholder:

Financial Conditions During Fiscal Year

A global recession emerged during the past fiscal year that exacerbated severe issues in the world’s financial system. The US Treasury and Federal Reserve both entered the credit markets in ways never previously seen or imagined and major international financial institutions were either rescued via government intervention or merger, or they were left to perish. Bank and financial services stocks held by The Industry Leaders® Fund (“the Fund”) saw an average decline of 40% over the past 12 months ended June 30, 2009, continuing the negative relative performance seen in the previous fiscal year end period ending on June 30, 2008.

The markets have improved since March 2009 and the Fund was able to benefit from a substantial rebound in the financial stocks the Fund owned due to the portfolio rebalancing determined by the Industry Leaders® Portfolio Strategy (“Portfolio Strategy”), which caused the Fund to purchase increasing amounts of bank and financial services stocks as their share prices were bottoming out. While on a year to year basis a company like Bank of America was down 45%, it was up 234% from its closing price on February 27, 2009 to the June 30, 2009 fiscal year end. The Portfolio Strategy rebalances helped the Fund’s performance.

During the past fiscal year, shares of the Industry Leaders® Fund Class D decreased in value by 20.12%, the Investor Shares by 20.17% and the Institutional Shares by 19.99%. In that same period, the S&P 500 decreased by 26.21%. The Fund has historically held a higher percentage of financial stocks than the S&P 500 in accordance with the high credit rating and significant capital found in financial stocks. Based on the fundamentals of the various financial industries held by the Fund (insurance property and casualty, life insurance, banks, securities brokerage and diversified financial institutions) we will remain invested in financials.

Historical Market Performance of the Fund

The Fund completed its first 10 year period during the past fiscal year, and has successfully outperformed the S&P 500 over the 10 year period. An investment of $10,000 in the Investor Shares since inception on March 17, 1999 was worth $10,692 on June 30, 2009 (with dividends reinvested). During the same time period a $10,000 investment in the S&P 500 was worth $8,477. The Fund has historically benefited from the patented Industry Leaders® Portfolio Strategy’s diversification and rebalancing, and the past performance has shown that depressed industries recover over time. Future performance is not guaranteed by the strategy.

Outlook

Economists now are debating about the US economy’s recovery.  The financial sector of the economy is strongly influenced by the real estate market. If real estate values do not improve it will be difficult for the financial institutions to correct their positions in the near future and it may be hard for the economy to avoid a prolonged period of stagnant growth.

Investment Strategy

The Industry Leaders® Portfolio Strategy selects and allocates our portfolio.  The Portfolio Strategy’s process cannot remove the ups and downs of the market, but in our opinion, our investment strategy holds a higher quality portfolio than the S&P 500. The “Blue Chip” portfolio maintained by the Fund’s Portfolio Strategy prevents the Fund from investing in companies with “weak” balance sheets or weak credit ratings.  Even though the Portfolio Strategy is disciplined and well balanced, there is no guarantee that it will perform as well in the near future as it has in the past.

I thank you for the privilege of managing your large cap US equity investments.

Gerald P. Sullivan

President

This report has been prepared for shareholders of the Industry Leaders® Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing.

Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed.

Fund shares are distributed by PFPC Distributors, Inc., 760 Moore Rd., King of Prussia, PA 19406.

The following 8 pages contain historical performance charts and tables.  The results from these performance tables are not audited by the Fund Auditor, but are provided by the Adviser as required by applicable law.

All the data on this page represent past performance on a pre-tax basis, which cannot be used to predict future returns that may be achieved by the Fund.  Note that both share price and return can fluctuate widely.  An investor’s shares, when redeemed, could be worth more or less than their original cost. After-tax returns are presented at the end of the report.

Comparative Average Annual Return Performance

The Industry Leaders® Fund Class D, Investor and Institutional Shares

	ILF	ILF	ILF	S&P	Lipper
	Class D	Investor	Institutional	500 Index	Large Core
1 Year	-20.12%	-20.17%	-19.99%	-26.21%	-25.69%
3 Years	-6.34%	-6.38%	-6.12%	-8.22%	-7.77%
5 Years	-0.59%	-0.62%	-0.29%	-2.24%	-2.14%
10 Years	-0.20%	-0.07%		-2.22%	-2.34%
Since Inception*	0.53%	0.65%		-1.65%	-1.88%
Since Inception**			1.71%	-0.90%	-1.20%

*	Inception date 3/17/1999 - Investor Shares and Class D
**	Inception date 11/30/2001 - Institutional Shares

1 year period 6/30/08 to 6/30/09

3 year period 6/30/06 to 6/30/09

5 year period 6/30/04 to 6/30/09

10 year period 6/30/99 to 6/30/09

Past performance is no guarantee of future investment results. Current performance may be higher or lower than the returns shown here. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For month-end performance please call 877 459-2772. Returns shown in the tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends and capital gains. The gross expense ratios for the fund, as of the most recent prospectus, are as follows: Investor Class: 0.83% Class D: 0.58% Institutional Class: 0.58%.Past performance is not indicative of future performance.

All Classes of the Industry Leaders® Fund are net of all expenses, versus the gross market benchmark of the S&P 500 Index®.  The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses. The S&P 500 Index ® and the Lipper Large Core Fund Index are considered comparative benchmarks of the Fund. Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred. Direct investment in  an index is not possible.

Cumulative Performance — Class D and Investor Shares

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index® and the Lipper Large Core Equity Fund Index.  Results include the reinvestment of dividends and capital gains distributions.  Performance is historical and does not represent future results.  Investment returns and principal value vary, and you may have a gain or loss when you sell shares. As of June 30, 2009, Class D shares were not being offered for sale

	ILF	ILF	S&P	Lipper
Value of $10,000	Class D	Investor	500 Index	Large Core
Inception 3/17/99	10,000	10,000	10,000	10,000
June 30, 1999	10,770	10,770	10,547	10,422
June 30, 2000	10,289	10,368	11,311	11,510
June 30, 2001	10,026	10,104	9,635	9,648
June 30, 2002	9,098	9,179	7,903	7,994
June 30, 2003	9,067	9,172	7,922	7,913
June 30, 2004	10,873	11,028	9,435	9,167
June 30, 2005	11,672	11,840	10,031	9,612
June 30, 2006	12,849	13,032	10,897	10,487
June 30, 2007	15,443	15,665	13,140	12,492
June 30, 2008	13,216	13,394	11,416	11,070
June 30, 2009	10,557	10,692	8,424	8,227

Cumulative Performance — Institutional Shares

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index® and the Lipper Large Core Equity Fund Index.  Results include the reinvestment of dividends and capital gains distributions.  Performance is historical and does not represent future results.  Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

	ILF	S&P	Lipper
Value of $10,000	Institutional	500 Index	Large Core
November 30, 2001	10,000	10,000	10,000
June 30, 2002	9,550	8,761	8,864
June 30, 2003	9,574	8,783	8,775
June 30, 2004	11,540	10,460	10,165
June 30, 2005	12,437	11,121	10,658
June 30, 2006	13,743	12,080	11,628
June 30, 2007	16,572	14,567	13,851
June 30, 2008	14,213	12,656	12,275
June 30, 2009	11,372	9,338	9,122

Annual Investment Returns as of June 30, 2009

	ILF	ILF	ILF	S&P	Lipper
	Class D	Investor	Institutional	500 Index	Large Core
1999*	4.01%	4.19%	n/a	14.31%	13.65%
2000	-0.89%	-0.51%	n/a	-9.10%	-7.37%
2001	-5.11%	-4.84%	n/a	-11.88%	-12.83%
2002	-15.34%	-15.15%	-14.85%	-22.09%	-21.23%
2003	27.81%	28.10%	28.44%	28.67%	24.80%
2004	10.70%	10.76%	11.11%	10.87%	8.29%
2005	5.05%	5.18%	5.62%	4.91%	5.72%
2006	18.46%	18.36%	18.84%	15.79%	13.39%
2007	7.51%	7.62%	7.76%	5.49%	6.63%
2008	-34.53%	-34.61%	-34.35%	-37.00%	-37.07%
2009**	2.87%	2.79%	2.88%	3.16%	5.35%

* Inception Class D and Investor Shares: 3/17/1999

**2009 performance through 6/30/2009

About the Fund’s Expenses

(Unaudited)

As a shareholder of the Industry Leaders® Fund, you incur ongoing costs, including management fees and administration fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Industry Leaders® Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period from January 1, 2009 through June 30, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Industry Leaders® Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. The Industry Leaders® Fund does not currently have sales charges (loads), redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were incurred, your costs would have been higher.

About the Fund’s Expenses (continued)

Six Months Ended June 30, 2009

Industry Leaders® Fund	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period*	Annualized Expense Ratio	Total Return
Based on Actual Fund Return (semiannual return — not annualized)
Class D	$1,000.00	$1,23.88	$2.66	0.58%	2.39%
Investor Shares	1,000.00	1,022.98	3.81	0.83%	2.30%
Institutional Shares	1,000.00	1,020.82	2.66	0.58%	2.08%
Based on Hypothetical 5% Yearly Return (annualized return)
Class D	$1,000.00	$1,022.12	$2.90	0.58%	5.00	%**
Investor Shares	1,000.00	1,020.86	4.15	0.83%	5.00	%**
Institutional Shares	1,000.00	1,022.12	2.90	0.58%	5.00	%**

*The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.83% for the Investor Shares and 0.58% for the Class D Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

** The 5.00%annualized rate of return is gross of fees.

Fund Portfolio Holdings- Broken down by Economic Sector

(Unaudited)

After-Tax Returns (Unaudited)

The table on the following page presents returns for the Fund before and after taxes.  The after-tax returns are shown in two ways: (1) assuming that an investor paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all the shares at the end of each period.

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of the distributions (for 2008 35.0%) and hypothetical sales (for 2008 15.0%). These hypothetical transactions do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  Such accounts are not subject to current taxes.

Finally keep in mind that a fund’s performance- whether before or after taxes —does not indicate how it will perform in the future.

After Tax Returns (Unaudited - continued)

Average Annual Total Returns (Unaudited)

Periods Ended December 31, 2008

				Since
Industry Leaders® Fund Investor Shares	1 Year	3 Years	5 Years	Inception*
Return before Taxes	-34.61%	-5.92%	-0.60%	0.40%
Return After Taxes on Distributions	-35.40%	-7.15%	-2.02%	-0.65%
Return After Taxes on Distributions and Sale of Fund Shares	-23.01%	-6.00%	-1.70%	-0.55%
S&P 500 Index(1)	-37.00%	-8.36%	-2.19%	-2.05%
Lipper Large Core Equity Fund Index(2)	-37.07%	-8.71%	-2.73%	-2.49%

				Since
Industry Leaders® Fund Institutional Shares				Inception**
Return before Taxes	-34.35%	-5.62%	-0.27%	1.42%
S&P 500 Index(1)	-37.00%	-8.36%	-2.19%	-1.39%
Lipper Large Core Equity Fund Index(2)	-37.07%	-8.71%	-2.73%	-2.01%

* Inception date 3/17/1999 - Investor Shares

** Inception date 11/30/2001 - Institutional Shares

(1) The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index figures do not reflect deduction for fees, expenses or taxes.

(2) The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses.

Industry Leaders® Fund

Schedule of Investments - June 30, 2009

Common Stocks - 99.76%

	Shares	Value
Information Economy - 18.36%

Hardware - 7.69%

Apple Inc. (a)	630	89,731
Applied Materials, Inc.	4,220	46,462
Cisco Systems, Inc. (a)	15,040	280,496
Hewlett-Packard Company	7,395	285,817
Intel Corporation	16,290	269,600
Total Hardware		972,106

Media - 3.04%

The Walt Disney Company	12,300	286,959
The McGraw-Hill Companies Inc.	620	18,668
Thomson Reuters Corporation	2,680	78,551
Total Media		384,178

Software - 3.15%

Microsoft Corporation	11,990	285,002
Oracle Corporation (a)	5,315	113,847
Total Software		398,849

Telecommunications - 4.48%

AT&T Inc.	11,470	284,915
Verizon Communications Inc.	9,150	281,180
Total Telecommunications		566,095

Total Information Economy		2,321,228

Manufacturing Economy - 36.04%

Consumer Goods - 6.43%

Archer Daniels Midland Company	10,180	272,519
Coca-Cola Company	3,200	153,568
Nike Inc. - Class B	720	37,282
Phillip Morris International Inc.	1,210	52,780
Procter & Gamble Company	4,510	230,461
The Estee Lauder Companies Inc.	600	19,602
VF Corporation	840	46,494
Total Consumer Goods		812,706

Energy - 13.90%

Apache Corporation	2,266	163,492
Chevron Corporation	4,288	284,080
ConocoPhillips Company	6,780	285,167
Enbridge Inc.	4,180	145,171
Exxon Mobil Corporation	4,118	287,889
National Oilwell Varco, Inc.	2,400	78,384
Occidential Petroleum Corporation	3,440	226,386
Schlumberger Limited	5,320	287,865
Total Energy		1,758,434

See accompanying notes which are an integral part of the financial statements

	Shares	Value
Manufacturing Economy -continued

Industrial Materials - 12.39%

Barrick Gold Corporation	4,220	141,581
Deere & Company	5,240	209,338
Emerson Electric Co.	3,830	124,092
General Dynamics Corporation	3,380	187,218
General Electric Company	24,585	288,136
Illinois Tool Works Inc.	1,240	46,302
Leggett & Platt, Incorporated	1,650	25,130
Monsanto Company	1,550	115,227
Nucor Corporation	1,080	47,984
PACCAR Inc	570	18,485
Praxair, Inc.	1,190	84,573
United Technologies Corporation	5,370	279,025
Total Industrial Materials		1,567,091
Utilities - 3.32%

FPL Group, Inc.	2,340	133,052
Southern Company	9,200	286,672
Total Utilities		419,724

Total Manufacturing Economy		4,557,955

Service Economy - 45.36%

Business Services - 3.58%

Cintas Corporation	2,980	68,063
Fluor Corporation	1,180	60,522
Google Inc. (a)	460	193,931
Omnicom Group Inc.	850	26,843
United Parcel Service of America, Inc. - Class B	2,075	103,729
Total Business Services		453,088

Consumer Services - 6.53%

Lowe’s Companies Inc.	6,360	123,448
McDonald’s Corporation	1,610	92,559
SYSCO Corporation	1,045	23,492
Target Corporation	2,640	104,201
Walgreen Company	6,720	197,568
Wal-Mart Stores Inc.	5,875	284,585
Total Consumer Services		825,853

See accompanying notes which are an integral part of the financial statements

	Shares	Value
Service Economy - continued

Financial Services - 23.33%

ACE Limited	2,330	103,056
Bank of America Corporation	21,780	287,496
Berkshire Hathaway Inc “B” (a)	97	280,886
JP Morgan Chase & Co.	8,372	285,569
Loews Corporation	6,250	171,250
MetLife Inc.	9,370	281,194
Morgan Stanley	3,840	109,478
PartnerRe Ltd.	1,060	68,847
The Bank of New York Mellon Corporation	7,210	211,325
The Goldman Sachs Group, Inc.	1,990	293,406
The Travelers Companies, Inc.	7,060	289,742
VISA Inc.	4,570	284,528
Wells Fargo & Co.	11,690	283,599
Total Financial Services		2,950,376

Healthcare Services - 11.92%

Amgen Inc. (a)	1,520	80,469
Johnson & Johnson	5,050	286,840
Medtronic Inc.	6,730	234,810
Merck & Co. Inc.	6,290	175,868
Pfizer Inc.	19,170	287,550
UnitedHealth Group	5,370	134,143
Wellpoint, Inc. (a)	2,610	132,823
Wyeth	3,850	174,752
Total Healthcare Services		1,507,255

Total Service Economy		5,736,572

Total Common Stock - 99.76% (Cost $15,269,028)		12,615,755

	Principal Amount
Money Market Securities - 0.30%
Fiduciary Money Market Fund, 0.250% (b) (Cost $38,756)	38,756	38,756

TOTAL INVESTMENTS - 100.06% (Cost $15,307,784)		12,654,511

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.06%)		(7,991)

NET ASSETS - 100%		12,646,520

(a) Non-income producing

(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2009

Sector breakdowns provided by Morningstar

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund	June 30, 2009

Statement of Assets & Liabilities

Assets
Investment in Securities (Cost $15,307,784)		$12,654,511
Cash		496
Dividends receivable		13,792
Receivable for investments sold		422,286
Total assets		13,091,085

Liabilities
Accrued investment advisory fee payable	13,398
Accrued administration fee payable	8,674
Payable for investments purchased	422,493

Total liabilities		444,565

Net Assets		$12,646,520

Net Assets consist of:
Paid in capital		$18,906,679
Accumulated undistributed net investment income		292,969
Accumulated net realized loss on investments		(3,899,855)
Net unrealized depreciation on investments		(2,653,273)

Net Assets		$12,646,520

Class D:
Net Asset Value, offering price and redemption price per share ($1,999,772 / 253,931 shares)		$7.88

Investor Class
Net Asset Value, offering price and redemption price per share ($7,837,392 / 1,004,275 shares)		$7.80

Institutional Class
Net Asset Value, offering price and redemption price per share ($2,809,356 / 353,827 shares)		$7.94

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund

Statement of Operations for fiscal year ending June 30, 2009

Investment Income
Dividend income		$399,052
Interest income		54
Total Income		399,106

Expenses
Administration fee - Class D	$6,281
Administration fee - Investor Shares	30,371
Administration fee - Institutional Shares	5,452
Investment advisory fee	63,882
Total expenses		105,986
Net Investment Income		293,120

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities	(3,894,735)
Change in net unrealized appreciation (depreciation) on investment securities	(869,452)
Net gain (loss) on investment securities		(4,764,187)
Net decrease in net assets resulting from operations		$(4,471,067)

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund

Statements of Changes in Net Assets

	Year ended	Year ended
	June 30,	June 30,
	2009	2008
Increase (Decrease) in Net Assets Operations
Net investment income	$293,120	$388,152
Net realized gain (loss) on investment securities	(3,894,735)	1,163,378
Change in net unrealized appreciation (depreciation)	(869,452)	(5,174,037)
Net increase (decrease) in net assets resulting from operations	(4,471,067)	(3,622,507)
Distributions to shareholders
From net investment income
Class D	(25,002)	(35,992)
Investor Shares	(99,943)	(151,632)
Innstitutional Shares	(62,669)	(149,398)
From net realized gain	(385,155)	(1,244,853)
Total distributions	(572,769)	(1,581,875)
Share Transactions - increase (decrease)
Class D
Purchased	—	—
Redeemed	—	(2)
Reinvested dividends	84,978	178,666
Total Class D	84,978	178,664
Investor Shares
Purchased	456,505	1,050,052
Redeemed	(1,067,692)	(1,063,675)
Reinvested dividends	337,913	772,690
Total Investor Shares	(273,274)	759,067
Institutional Shares
Purchased	150,396	416,268
Redeemed	(3,811,546)	(1,061,532)
Reinvested dividends	149,879	630,519
Total Institutional Shares	(3,511,271)	(14,745)
Net increase (decrease) in net assets resulting from share transactions	(3,699,567)	922,986
Total increase (decrease) in net assets	(8,743,403)	(4,281,396)

Net Assets
Beginning of period	21,389,923	25,671,319

End of period (including accumulated undistributed net investment income of $292,969 and $187,463 respectively)	$12,646,520	$21,389,923

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund

Class D

Financial Highlights

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$10.37	$12.89	$10.94	$10.43	$10.15
Income from investment operations
Net investment income (a)	0.17	0.18	0.15	0.13	0.14
Net realized and unrealized gain / (loss)	(2.31)	(1.91)	2.05	0.90	0.61
Total from investment operations	(2.14)	(1.73)	2.20	1.03	0.75
Distributions
Net investment income	(0.10)	(0.16)	(0.11)	(0.11)	(0.14)
Net realized gains	(0.25)	(0.63)	(0.14)	(0.39)	(0.33)
From return of capital	—	—	—	(0.02)	—
Total Distributions	(0.35)	(0.79)	(0.25)	(0.52)	(0.47)

Net asset value, end of period	$7.88	$10.37	$12.89	$10.94	$10.43

Total Return	(20.12)%	(14.42)%	20.19%	10.08%	7.35%

Ratios and Supplemental Data
Net assets, end of period (000)	$2,000	$2,504	$2,928	$2,495	$2,261
Ratio of expenses to average net assets	0.76%	0.83%	0.82%	0.79%	0.79%
Ratio of net investment income to average net assets	2.08%	1.47%	1.26%	1.22%	1.38%
Portfolio turnover rate	111.07%	85.70%	41.85%	36.67%	72.95%

(a) Per share amounts were calculated using the average shares method

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund

Investor Shares

Financial Highlights

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$10.28	$12.79	$10.83	$10.33	$10.06
Income from investment operations
Net investment income (a)	0.16	0.18	0.15	0.14	0.14
Net realized and unrealized gain / (loss)	(2.28)	(1.91)	2.03	0.88	0.61
Total from investment operations	(2.12)	(1.73)	2.18	1.02	0.75
Distributions
Net investment income	(0.10)	(0.15)	(0.08)	(0.11)	(0.15)
Net realized gains	(0.25)	(0.63)	(0.14)	(0.39)	(0.33)
From return of capital	—	—	—	(0.02)	—
Total Distributions	(0.35)	(0.78)	(0.22)	(0.52)	(0.48)

Net asset value, end of period	$7.80	$10.28	$12.79	$10.83	$10.33

Total Return	(20.17)%	(14.50)%	20.20%	10.06%	7.36%

Ratios and Supplemental Data
Net assets, end of period (000)	$7,837	$10,508	$12,327	$8,116	$2,817
Ratio of expenses to average net assets	0.83%	0.83%	0.82%	0.79%	0.79%
Ratio of net investment income to average net assets	2.01%	1.47%	1.25%	1.32%	1.38%
Portfolio turnover rate	111.07%	85.70%	41.85%	36.67%	72.95%

(a) Per share amounts were calculated using the average shares method

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund

Institutional Shares

Financial Highlights

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$10.56	$13.12	$11.10	$10.61	$10.31
Income from investment operations
Net investment income (a)	0.19	0.21	0.19	0.18	0.19
Net realized and unrealized gain / (loss)	(2.38)	(1.94)	2.08	0.91	0.62
Total from investment operations	(2.19)	(1.73)	2.27	1.09	0.81
Distributions
Net investment income	(0.18)	(0.20)	(0.11)	(0.19)	(0.18)
Net realized gains	(0.25)	(0.63)	(0.14)	(0.39)	(0.33)
From return of capital	—	—	—	(0.02)	—
Total Distributions	(0.43)	(0.83)	(0.25)	(0.60)	(0.51)

Net asset value, end of period	$7.94	$10.56	$13.12	$11.10	$10.61

Total Return	(19.99)%	(14.24)%	20.59%	10.49%	7.78%

Ratios and Supplemental Data
Net assets, end of period (000)	$2,809	$8,378	$10,416	$2,683	$2,672
Ratio of expenses to average net assets	0.58%	0.58%	0.55%	0.38%	0.38%
Ratio of net investment income to average net assets	2.16%	1.72%	1.49%	1.62%	1.79%
Portfolio turnover rate	111.07%	85.70%	41.85%	36.67%	72.95%

(a) Per share amounts were calculated using the average shares method

See accompanying notes which are an integral part of the financial statements

Industry Leaders® Fund

Notes to Financial Statements

June 30, 2008 – continued

NOTE 1.  ORGANIZATION

Industry Leaders® Fund (the “Fund” or “Trust”) was organized as a Delaware statutory trust, on December 13, 1995 and commenced operations on March 17, 1999.  The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company.  The Fund’s investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of separate series without par value.

The Fund is currently authorized to distribute three classes of shares, Class D, Investor Shares, and Institutional Shares each of which has equal rights as to assets and voting privileges but may be subject to differing expenses (see Note 3).  Income and realized/unrealized gains/losses are allocated to each class based on relative share balances.

As of June 30, 2009, Class D shares were not being offered for sale.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- The Fund’s investments are valued based on the last reported sales price on the day of valuation. When reliable market quotations are not readily available for any security, the value of that security will be based on its “fair value” by the committee (“Pricing Committee”) established by the Fund’s Procedures for Determining Net Asset Value.  The members of the Pricing Committee are appointed by, and the Pricing Committee reports directly to, the Fund’s Board of Trustees.  The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale.  Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid.  When this fair value pricing method is employed, the prices of securities used in the daily computation of the Fund’s NAV per share may differ from quoted or published prices for the same securities.  Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available.  Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. During the annual period July 1, 2008 to June 30, 2009 and as of the balance sheet date of June 30, 2009 the Fund only held securities with readily available market quotations.

Industry Leaders® Fund

Notes to Financial Statements

June 30, 2008 – continued

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES — continued

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No.157, Fair Value Measurements (“FAS 157”) effective July 1, 2008.  In accordance with FAS 157 fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund.  Unobservable inputs are inputs that reflect the Fund’s’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In addition, in April 2009 FASB issued Staff Position No. 157-4. “Determining fair market value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly” (“FSP 157-4”). FSP 157-4 further clarifies the requirements of FAS 157. The Fund adopted FSP 157-4 as of June 30, 2009.

Various inputs are used in determining the value of the Fund’s investments relating to FAS 157.  These inputs are summarized in three broad levels listed below.

Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s assets carried at fair value:

		Level 2	Level 3
		Other Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Common Stocks
Information Economy	$2,321,228	$0	$0
Manufacturing Economy	4,557,955	—	—
Service Economy	5,736,572	—	—
Short-Term Investments	38,756	—	—
Total	$12,654,511	$0	$0

The Fund did not hold any Level 2 or 3 securities during the year.

Industry Leaders® Fund

Notes to Financial Statements

June 30, 2008 – continued

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES — continued

Federal Income Taxes/Dividends and Distributions - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.  This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the year ended June 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2006. The Fund identifies its major tax jurisdiction as U.S. Federal.

Estimates - Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (including accrued income, receivables and contingent liabilities and disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital and / or realized gains / losses.

Subsequent Events — Effective June 30, 2009, the Fund adopted FASB Statement of Financial Standard No. 165, “Subsequent Events”, which had no impact on the Fund’s net assets or operations, but required disclosure in the notes to the financial statements at the date which subsequent events have been evaluated by management. Management has evaluated subsequent events through August 28, 2009, the date the financial statements were issued.

Industry Leaders® Fund

Notes to Financial Statements

June 30, 2008 – continued

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Claremont® Investment Partners, L.L.C. (“the Adviser”) to manage the Fund’s investments. The Adviser is organized as a Delaware limited liability company and its Chief Investment Officer and Portfolio Manager is Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund’s portfolio.

Under the terms of the management agreement, between the Adviser and the Fund, the Adviser manages the Fund’s investments under the oversight of the Board of Trustees. For its services under this agreement, the Adviser is entitled to receive a fee of 0.45% of the average daily net assets of the Fund.  For the annual period ending June 30, 2009, the Adviser received from the Fund a fee of $63,882 for investment management services.

The Adviser also provides certain administration services to the Fund pursuant to the terms of an administration agreement between the Fund and the Adviser and is entitled to receive a fee for its services based on the average net assets for each of the Fund’s classes of shares. For its services under this agreement, the Adviser is entitled to receive a fee of 0.38% of the average daily net assets of Class D (prior to March 16, 2009) and Investor Shares.  The Adviser is entitled to receive a fee of 0.13% of the average daily net assets of Institutional Shares.  The Board of Trustees approved a reduction of the administration fee for Class D shares to 0.13% on March 16, 2009. For the annual period ending June 30, 2009, the Adviser received from the Fund a fee of $42,104 for administration services.

Other than as set forth above, the Adviser pays all of the other expenses of the Fund except expenses associated with the purchase and sale of portfolio securities.  Certain officers of the Fund are also officers of the Adviser and shareholders of the Fund.

Industry Leaders® Fund has adopted a Distribution and Service Plan (the “Plan”) on September 27, 2006, in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of the Class D, Investor Shares and Institutional Shares of the Fund. The purpose of the Plan is to allow the Adviser to use its revenues generated from the Fund, including management and administration fees paid to it by the Fund, as well as its past profits or other resources, to make payments to third parties with respect to any expenses incurred in connection with the distribution of the Fund’s shares.

Industry Leaders® Fund

Notes to Financial Statements

June 30, 2008 – continued

NOTE 4.  SHARE TRANSACTIONS

As of June 30, 2009, the Fund was authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. Paid in capital on June 30, 2009 was $18,906,679.

Transactions in shares were as follows:

	Year ended		Year ended
	June 30, 2009		June 30, 2008
Class D:	Shares	Dollars	Shares	Dollars
Shares Sold	—	—	—	—
Shares issued in reinvestment of dividends	12,385	84,978	14,467	178,666
Shares Redeemed	—	—	—	(2)
Total	12,385	$84,978	14,467	$178,664

	Year ended		Year ended
	June 30, 2009		June 30, 2008
Investor Shares	Shares	Dollars	Shares	Dollars
Shares Sold	60,479	456,505	83,929	1,050,052
Shares issued in reinvestment of dividends	49,707	337,913	63,077	772,690
Shares Redeemed	(127,627)	(1,067,692)	(88,986)	(1,063,675)
Total	(17,441)	$(273,274)	58,020	$759,067

	Year ended		Year ended
	June 30, 2009		June 30, 2008
Institutional Shares	Shares	Dollars	Shares	Dollars
Shares Sold	19,369	150,396	32,256	416,268
Shares issued in reinvestment of dividends	22,199	149,879	50,201	630,519
Shares Redeemed	(481,362)	(3,811,546)	(82,826)	(1,061,532)
Total	(439,794)	$(3,511,271)	(369)	$(14,745)

Industry Leaders® Fund

Notes to Financial Statements

June 30, 2008 – continued

NOTE 5.  INVESTMENTS

For the year ending June 30, 2009, purchases and sales of investment securities, other than short-term investments, aggregated $16,098,676 and $20,102,249, respectively. As of June 30, 2009, the gross unrealized depreciation for all securities on a tax basis totaled $3,365,186 and the gross unrealized appreciation for all securities totaled $658,543 for a net unrealized depreciation of $2,706,643. The aggregate cost of securities for federal income tax purposes at June 30, 2009, was $15,361,154.  The difference between book cost of securities and tax cost of securities is due to wash sales of $53,402.

NOTE 6.  RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2009, National Financial Services LLC owns 79.02% of the Fund for the exclusive benefit of their account holders.

NOTE 7.  DISTRIBUTABLE EARNINGS

The tax character of distributions paid during fiscal years 2009 and 2008 were as follows:

	2009	2008
Distributions paid from:
Ordinary Income	$187,614	$337,022
Long-Term Capital Gain	87,641	733,082
Short-Term Capital Gain	297,514	511,771
	$572,769	$1,581,875

As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$292,754
Capital Loss Carryforwards	(2,039,204)
Post-October Losses	(1,807,066)
Unrealized Depreciation	(2,706,643)
$(6,260,159)

The difference between book basis and tax basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of $53,402 of wash sales. The Fund has elected to defer post-October losses of $1,807,066.

NOTE 8.  CAPITAL LOSS CARRYFORWARDS

As of June 30, 2009, the Fund had $2,039,204 of capital loss carryforwards for federal income tax purposes available to offset future capital gains through June 30, 2017.

Industry Leaders® Fund

Notes to Financial Statements

June 30, 2008 – continued

NOTE 9.  SUBSEQUENT EVENTS

On July 1, 2009 the Fund changed custodians from UMB Bank, n.a. to PFPC Trust Company. The Fund also retained PNC Global Investment Servicing, Inc. as fund accountant and fund sub-administrator. PFPC Distributors, Inc. has been retained as fund distributor. The Adviser will continue to pay the custodian, fund accountant, fund sub-administrator and fund distributor fees.

NOTE 10.  RECENT ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

In June 2009, the FASB issued SFAS No. 168 “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No. 162”. The FASB Accounting Standards Codification (“Codification”) will be the single source of authoritative nongovernmental U.S. generally accepted accounting principles. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 is effective for interim and annual periods ending after September 15, 2009. All existing accounting standards are superseded as described in SFAS 168. All other accounting literature not included in the Codification is non authoritative. The Fund is evaluating the impact the adoption of SFAS 168 will have on its financial statements.

Cohen Fund Audit Services, Ltd. 800 Westpoint Plowy., Ste 1100 Westlake, OH 44145-1524 www.cohenfund.com	440.835.8500 440.835.1093 fax

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

Industry Leaders® Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Industry Leaders® Fund (the “Fund”), as of June 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2009 by correspondence with the Fund’s custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Industry Leaders® Fund as of June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

August 28, 2009

Registered with the Public Company Accounting Oversight Board

Industry Leaders® Fund

Additional Information

June 30, 3009 (unaudited) – continued

SECURITY PROXY VOTING (Unaudited)

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 459-2772 and on the SEC’s website at http://www.SEC.gov.

PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the Commission’s’ website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 800-SEC-0330.

Independent Trustees

Name, Address, and Age	Position(s) Held with Trust	Term of Office Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee*
Richard Wellbrock** 104 Summit Ave PO Box 80 Summit, NJ 07902-0080 Born: 6/24/1937	Chairman of the Board of Trustees and Trustee	Indefinite; Since April 12, 2004	Chairman of the Hilltop Community Bank in Summit, NJ; Chairman of the Raritan Valley Community College; Chairman of the New Jersey Council of Community Colleges; Private Real Estate Investor.	N/A — Only one portfolio in “Fund Complex”	None

Chris Landsberg 104 Summit Ave PO Box 80 Summit, NJ 07902-0080 Born: 12/9/1960	Trustee,	Indefinite; Since May 20, 2004	Broker, BGC Partners, Vice President, GFI Group, Inc. (inter-bank broker)	N/A — Only one portfolio in “Fund Complex”	None

Brendan Sachtjen 104 Summit Ave PO Box 80 Summit, NJ 07902-0080 Born: 12/28/1959	Trustee	Indefinite; Since April 12, 2004	Senior Vice President, Webster Bank; Senior Vice President, Independence Community Bank; Senior Vice President, KeyBank	N/A — Only one portfolio in “Fund Complex”	None

Peter P. Schaffer 104 Summit Ave PO Box 80 Summit, NJ 07902-0080 Born: 5/15/1962	Trustee	Indefinite; Since May 20, 2004	Vice President, Finance, AT&T Finance	N/A — Only one portfolio in “Fund Complex”	None

Robert Wellbrock** 104 Summit Ave PO Box 80 Summit, NJ 07902-0080 Born: 10/28/1946	Trustee	Indefinite; Since May 20, 2004	Private Real Estate Investor; Member of the Graduate School Tax Faculty, Fairleigh Dickenson University	N/A — Only one portfolio in “Fund Complex”	None

Officers of the Fund

Name, Address, and Age	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen
Gerald P. Sullivan, PO Box 80 Summit, NJ 07902-0080 Born: 9/12/60	President, Treasurer and Chief Compliance Officer	President, Chief Investment Officer, Chief Compliance Officer, Claremont® Investment Partners, LLC, Partner Roadhouse Group, LLC	N/A — Only one portfolio in “Fund Complex”

Laura M. Sullivan PO Box 80 Summit, NJ 07902-0080 Born: 1/14/63	Secretary	Managing Member, Claremont® Investment Partners, LLC, Managing Partner Roadhouse Group, LLC	N/A — Only one portfolio in “Fund Complex”

John M. Gregory PO Box 80 Summit, NJ 07902-0080 Born: 1/14/59	Assistant Secretary	CFP®, Summit Financial (Parsippany NJ)	N/A — Only one portfolio in “Fund Complex”

ITEM 2. CODE OF ETHICS.

Industry Leaders® Fund (the “Fund”) has adopted a code of ethics that applies to the Fund’s principal executive officer and principal financial officer.  The Fund has not made any amendments to its code of ethics during the covered period.  The Fund has not granted any waivers from any provisions of the code of ethics during the covered period.   The Fund undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the Fund at 1-908-273-5440

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund’s Board of Trustees (the “Trustees”) has determined that Robert Wellbrock is the audit committee financial expert, as defined in Item 3 of Form N-CSR.  Serving on its Audit Committee along with Mr. Wellbrock is Peter P. Schaffer. The members of the Audit Committee are independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT AND NON-AUDIT FEES

The SEC’s auditor independence rules require the Audit Committee of the Fund to pre-approve (a) all audit and permissible non-audit services provided by the Fund’s independent accountants directly to the Fund and (b) those permissible non-audit services provided by the Fund’s independent accountants to the Fund’s investment adviser and any entity controlling, controlled by or under common control with the Fund’s investment adviser that provides ongoing services to the Fund (the “Affiliated Service Providers”), if the services relate directly to the operations and financial reporting of the Fund. The tables below set forth for the Fund’s fiscal years ended June 30, 2008 and June 30, 2009, respectively, (i) the fees billed by the Fund’s independent accountants for all audit and non-audit services provided directly to the Fund; (ii) the fees billed by the Fund’s independent accountants for non-audit services provided to the Fund’s Affiliated Service Providers for which pre-approval by the Audit Committee was required; and (iii) the aggregate fees billed by the Fund’s independent accountants for non-audit services provided to the Fund and its Affiliated Service Providers.  During those periods, the Fund’s independent accountants did not provide any non-audit services to the Fund’s Affiliated Service Providers.

Fees for audit and non-audit services provided directly to the Fund:

Audit fees: This category includes fees generated by all services performed to comply with generally accepted auditing standards.  Certain services, such as tax services and accounting consultations, may not be billed as audit services.  An appropriate allocation of fees for those services may be included in this category, however, to the extent that such services are necessary to comply with generally accepted auditing standards.

Audit-related fees.  This category includes fees generated by assurance and related services that are traditionally performed by the auditor.  These services include employee benefit plan audits, due diligence related mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation, and consultation concerning financial accounting and reporting standards.

Tax fees.  This category includes fees for all services performed by professional staff in the auditor’s tax division, except those services related to the audit.  Companies should disclose fees for tax compliance, tax planning and tax advice in this category.

All other fees.  This category will remain unchanged form that under the current proxy rules, except that fees, if any, generated by financial information systems implementation and design services will be discussed in this category.  As described in a separate SEC Update new rules have included “financial information systems implementation and design” services among the non-audit services that auditors are prohibited from providing to their audit clients.  As a result, the new rules have eliminated the corresponding disclosure category for these services.

	AUDIT FEES	AUDIT-RELATED FEES($)	TAX FEES	ALL OTHER FEES

Fiscal Year Ended June 30, 2008	$23,200	$0	$2,500	$0

Fiscal Year Ended June 30, 2009	$22,655	$0	$2,000	$0

Fees for non-audit services provided to the Fund’s Affiliated Service Providers for which pre-approval by the Audit Committee was required:

	AUDIT FEES	AUDIT-RELATED FEES($)	TAX FEES	ALL OTHER FEES

Fiscal Year Ended June 30, 2008	$0	$0	$0	$0

Fiscal Year Ended June 30, 2009	$0	$0	$0	$0

Aggregate non-audit fees for services provided to the Fund and its Affiliated Service Providers, regardless of whether pre-approval was required.

AGGREGATE NON-AUDIT FEES($)

Fiscal Year Ended June 30, 2008	$0

Fiscal Year Ended June 30, 2009	$0

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

Audit, audit-related and tax compliance services provided to the Fund on an annual basis require pre-approval by the Fund’s Audit Committee.  The Audit Committee pre-approves these services on a case-by-case basis. As noted above, the Audit Committee also must approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Any individual project that does not exceed $15,000 may be pre-approved by the chair of the Audit Committee. Any proposed services exceeding that cost level requires specific pre-approval by the Audit Committee.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments included in Annual Report filed in response to Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the President and Treasurer of the Fund have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund’s management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) The certifications required by Rule 30a-2 under the Act, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund) The Industry Leaders® Fund

By (Signature and Title)	/s/Gerald P. Sullivan
Gerald P. Sullivan, President

Date	September 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Gerald P. Sullivan
Gerald P. Sullivan, President

Date	September 8, 2009

By (Signature and Title)	/s/Gerald P. Sullivan
Gerald P. Sullivan, Treasurer

Date	September 8, 2009

* Print the name and title of each signing officer under his or her signature.